PENSIONS AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS - Net Defined Benefit Obligations by Country (Details) € in Millions, $ in Millions	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 EUR (€)
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	€ 1,122	€ 1,115
Plan assets	(458)	(445)
Net defined benefit liability	664	670	$ 670	€ 610
France
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	168	161
Plan assets	(5)	(3)
Net defined benefit liability	163	158
Germany
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	143	144
Plan assets	(1)	(1)
Net defined benefit liability	142	143
Switzerland
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	310	299
Plan assets	(223)	(214)
Net defined benefit liability	87	85
United States
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	500	510
Plan assets	(229)	(227)
Net defined benefit liability	271	283
Other
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	1	1
Plan assets	0	0
Net defined benefit liability	€ 1	€ 1